Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2019	2020
Unearned revenue	27,916	25,828
Accrued off-hire	1,688	1,802
Accrued purchases	3,335	4,187
Accrued interest	12,393	10,855
Other accruals	6,238	8,007
Total	51,570	50,679